Trade and other receivables and other current assets (Details) - EUR (€) € in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Trade and other receivables and other current assets
Non-current trade receivables			€ 50,000
Trade receivables	€ 28,194	€ 91,786	134,632
Prepayments	488	202	219
Other receivables	11,747	19,349	13,568
Trade and other receivables	40,429	111,337	148,418
Consumables inventory			319
Accrued income	11,277	639	1,096
Deferred charges	12,029	9,306	10,502
Other current assets	23,307	9,945	11,917
Total trade and other receivables & other current assets	€ 63,735	€ 121,282	€ 210,335